Pledged assets and collateral	12 Months Ended
Mar. 31, 2021
Pledged assets and collateral
8. Pledged assets and collateral
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2020 and 2021:

	2020	2021
	(in billions of yen)
Interest-bearing deposits in other banks	69	71
Trading account assets	5,705	7,424
Investments	4,155	5,573
Loans	3,887	10,417
Other assets	2,786	2,291

Total	16,602	25,776

The associated liabilities collateralized by the above assets at March 31, 2020 and 2021 are summarized below:

	2020	2021
	(in billions of yen)
Deposits	1,057	764
Payables under repurchase agreements	5,480	6,334
Payables under securities lending transactions	1,094	1,185
Other short-term borrowings	4,014	6,272
Long-term debt	213	192

Total	11,858	14,747

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. These amounts are deemed to be restricted cash. At March 31, 2020 and 2021, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥38,808 billion and ¥46,346 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,507 billion and ¥1,617 billion at March 31, 2020 and 2021, respectively.
At March 31, 2020 and 2021, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥20,663 billion and ¥13,882 billion, respectively, of which ¥18,824 billion and ¥12,583 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales. This collateral received isn’t recognized on balance sheet.